Short-Term Borrowings - Reconciliation of liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Borrowings
Beginning balance	$ 151,400
Change from financing activities:
Ending Balance	369,300	$ 151,400
Unsecured Borrowings
Short-Term Borrowings
Beginning balance	0	0
Change from financing activities:
Proceeds from borrowings	0	15,000
Repayments of borrowings	0	(15,000)
Total changes from financing activities	0	0
Ending Balance	0	0
Secured Borrowings
Short-Term Borrowings
Beginning balance	151,400	104,000
Change from financing activities:
Proceeds from borrowings	1,212,700	611,600
Repayments of borrowings	(994,800)	(564,200)
Total changes from financing activities	217,900	47,400
Ending Balance	$ 369,300	$ 151,400